NOTE 7 – LIQUIDITY & GOING CONCERN	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 7 – LIQUIDITY & GOING CONCERN

NOTE 6 – LIQUIDITY & GOING CONCERN

Alterola has negative working capital of $895,496, has incurred losses since inception of $1,649,936, and has not received revenues from sales of products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of Alterola to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations. Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

Transitional Period [Member]
NOTE 7 – LIQUIDITY & GOING CONCERN

NOTE 7 – LIQUIDITY & GOING CONCERN

Alterola has negative working capital of $389,521, has incurred losses since inception of $1,531,288, and has not received revenues from sales of products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of Alterola to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations. Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.